Investment in airport concessions (Tables)	12 Months Ended
Dec. 31, 2022
Investment in airport concessions
Schedule of carrying value and changes in concessioned assets

	December 31,
	2022		2021		2020
Projects completed and in operation:
Airport concessions	Ps.	605,643	Ps.	605,643	Ps.	605,643
Rights to use airport facilities		3,356,762		3,356,762		3,356,762
Improvements to concessioned assets (see note 15)		11,873,540		9,694,492		8,594,136
Improvements to concessioned assets in progress		1,774,167		1,303,793		615,246
Accumulated amortization		(3,669,746)		(3,280,006)		(2,942,131)
	Ps.	13,940,366	Ps.	11,680,684	Ps.	10,229,656

The changes in investment in concessions are as follows:

	December 31,
	2022		2021		2020
Investment in airport concessions
Beginning balance	Ps.	14,960,690	Ps.	13,171,787	Ps.	11,917,919
Land transfer		283,728
Increase		2,365,694		1,788,903		1,253,868
Ending balance		17,610,112		14,960,690		13,171,787
Amortization of airport concessions:
Beginning balance		(3,280,006)		(2,942,131)		(2,650,808)
Increase		(389,740)		(337,875)		(291,323)
Ending balance		(3,669,746)		(3,280,006)		(2,942,131)
Net investment in airport concessions	Ps.	13,940,366	Ps.	11,680,684	Ps.	10,229,656

Schedule of contractual obligations under development plan

Year	Amount
2023	Ps.	4,597,075
2024		3,142,361
2025		2,798,520
	Ps.	10,537,956